Benefit Plans (Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost (Income)) (Details) - Pension [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	3.33%	4.35%	3.66%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets	5.60%	6.25%	6.25%